CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (844,270)	$ (142,734)	$ (76,220)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	77,410	13,636	7,499
Non-cash interest expense	3,114	424	31
Stock-based compensation expense, including value of Class B common shares	325,038	17,613	7,210
Loss from equity method investment	566	479	0
Gain on initial equity method investment	0	(3,000)	0
Deferred income taxes	(2,279)	54	19
Other non-cash expenses	0	2,711	1,934
Changes in operating assets and liabilities:
Cash reserved for users	(143,718)	(32,302)	(22,633)
Receivables reserved for users	(10,421)	1,506	(4,087)
Accounts receivable	(13,802)	(3,118)	(4,203)
Prepaid expenses and other current assets	1,152	(6,436)	1,989
Deposits and other non-current assets	(3,730)	(930)	728
Operating leases, net	2,640	0	0
Accounts payable and accrued expenses	103,574	27,946	5,736
Other long-term liabilities	12,355	18,405	12,068
Settlement liability	0	(3,400)	(2,212)
Long-term income tax liability	(411)	0	0
Liabilities to users	154,907	30,266	26,562
Net cash used in Operating Activities	(337,875)	(78,880)	(45,579)
Cash Flows from Investing Activities:
Purchases of property and equipment	(11,752)	(16,703)	(13,683)
Cash paid for internally developed software costs	(27,489)	(14,816)	(12,738)
Purchases of intangible assets	(1,625)	0	0
Investment in equity method investment	(1,000)	0	0
Cash paid for Business Combination, net of cash acquired	(178,645)	0	0
Acquisition of gaming licenses	(6,830)	(10,752)	(251)
Net cash used in investing activities	(227,341)	(42,271)	(26,672)
Cash Flows from Financing Activities:
Proceeds from revolving credit line	37,750	3,000	0
Repayments of revolving credit line	(44,500)	0	(1,250)
Cash buyout of unaccredited investors	(7,192)	0	0
Net proceeds from issuance of redeemable convertible stock	0	7,824	141,590
Issuance costs related to merger recapitalization	(11,564)	0	0
Net proceeds from issuance of convertible promissory notes	41,077	68,087	0
Proceeds from recapitalization of DEAC shares, net of issuance costs	669,825	0	0
Proceeds from shares issued for warrants	202,034	0	0
Net proceeds from issuance of common stock	1,680,067	439	0
Purchase of treasury stock	(288,785)	0	0
Proceeds from exercise of stock options	27,587	1,148	552
Net cash provided by Financing Activities	2,306,299	79,776	140,892
Effect of foreign exchange rates on cash and cash equivalents	(358)	0	0
Net Increase (Decrease) in Cash	1,740,725	(41,375)	68,641
Cash and cash equivalents at the beginning of period	76,533	117,908	49,267
Cash and cash equivalents,end of period	1,817,258	76,533	117,908
Supplemental Disclosure of Noncash Investing and Financing Activities
Non-cash redemption of Series F redeemable convertible preferred to stock through issuance of promissory notes	0	11,000	0
Conversion of convertible notes and accrued interest to common shares	112,545	0	0
Increase in net liabilities acquired from DEAC	2,514	0	0
Increase in accounts payable and accrued expenses from gaming licenses, net	3,976	1,000	0
Increase in accounts payable and accrued expenses from property and equipment and internally developed software costs	990	0	0
Equity consideration issued to acquire SBTech	789,064	0	0
Supplemental Disclosure of Cash Activities
Cash paid for interest	417	260	261
Cash paid for taxes	1,442	0	0
Series F redeemable convertible preferred stock
Cash Flows from Financing Activities:
Repurchase of preferred stock	$ 0	$ (722)	$ 0